Transactions with Affiliates and Container Investors	9 Months Ended
Sep. 30, 2021
Related Party Transactions [Abstract]
Transactions with Affiliates and Container Investors
(5)	Transactions with Affiliates and Container Investors

Due from affiliates, net of $2,770 and $1,509, as of September 30, 2021 and December 31, 2020, respectively, represents lease rentals on tank containers collected on behalf of and payable to the Company from the Company’s tank container manager, net of direct container expenses and management fees.

Total management fees earned from the Company’s managed fleet, including acquisition fees and sales commissions for the three and nine months ended September 30, 2021 amounted to $1,596 and $6,098, respectively, and $2,769 and $6,955 for the three and nine months ended September 30, 2020, respectively.

The following table provides a summary of due to container investors, net at September 30, 2021 and December 31, 2020:

	September 30, 2021	December 31, 2020
Accounts receivable, net - managed fleet	$10,351	$10,628
Prepaid expenses and other current assets - managed fleet	20	99
Accounts payable and accrued expenses - managed fleet	(432)	(1,187)
	9,939	9,540
Distributions due to container investors on lease rentals collected, net of container expenses paid and management fees	8,249	9,157
Due to container investors, net	$18,188	$18,697